INCOME TAXES (Details - Schedule of components of income tax expense) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Income Tax Disclosure [Abstract]
Current Hong Kong	$ 22,023	$ 12,095
Deferred Hong Kong	0	0
Provision for income taxes	$ 22,023	$ 12,095